Fair Value Measurements (Details) - Schedule of the Private Placement Warrants and Public Warrant	1 Months Ended
Aug. 09, 2019 $ / shares
Schedule of the Private Placement Warrants and Public Warrant [Abstract]
Risk-free interest rate	1.64%
Expected term (years)	6 years 262 days
Expected Volatility	14.00%
Exercise Price	$ 11.50
Stock price	$ 9.50